Shareholder's equity, Shareholder's Equity Activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Number of Shares Outstanding [Abstract]
Common shares issued (in shares)	179,827,459	179,813,880
Nominal value per share (in euros per share)	€ 0.01
Share Issued beginning of period (in shares)	179,813,880	1
Issuance of shares - Contribution (in shares)		4,499,999
Issuance of shares - Reserve allocation (in shares)		175,313,880
Movements of the period (in shares)	13,579
Shares Issued end of period (in shares)	179,827,459	179,813,880
Treasury shares (in shares)	(2,012,136)
SHARES OUTSTANDING end of period (in shares)	177,815,323